ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Balance, beginning of the year		5,041,727	3,513,353
Provision for doubtful accounts	149,554	927,921	1,528,374	1,725,814
Balance, end of the year		5,969,648	5,041,727	3,513,353